CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (750,227)	$ (105,666)	¥ (821,333)	¥ (1,547,038)
Other comprehensive (loss) income:
Foreign currency translation adjustment, net of nil tax	134,395	18,929	181,585	(158,515)
Total comprehensive loss	(615,832)	(86,737)	(639,748)	(1,705,553)
Less: Comprehensive loss attributable to the non-controlling interests	(5,439)	(766)	(5,962)	(6,304)
Comprehensive loss attributable to the Yatsen Holding Limited's shareholders	¥ (610,393)	$ (85,971)	¥ (633,786)	¥ (1,699,249)